INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2016	2015
	U.S. dollars in thousands
Raw materials	6,873	3,566
Work in process	1,175	1,134
Finished goods and spare parts	48,968	37,976
Total	57,016	42,676